Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Deposits	$ 12.4	$ 12.1
Deferred profit sharing asset	11.3	12.4
Income tax receivable	31.9	22.9
Derivative instruments	1.6	4.2
Equity method investment in unconsolidated entities	3.5	4.9
Marketable securities	4.1	3.5
Other	22.1	16.4
Other assets	$ 86.9	$ 76.4